INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2015
INCOME TAXES
Schedule of earnings before income taxes generated in jurisdictions

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(19,373,510)	(18,615,565)	(15,524,612)
PRC	49,586,482	65,782,659	48,142,932
Hong Kong	—	4,803	12,546

Earnings before income taxes	30,212,972	47,171,897	32,630,866

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
PRC
Current expense	10,226,537	9,312,545	10,424,835
Deferred expense (benefit)	(3,221,555)	(717,083)	(849,689)
Dividend withholding tax	—	11,300,000	—

Total income tax expense	7,004,982	19,895,462	9,575,146

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Computed “expected” income tax expense	7,553,243	11,792,976	8,157,716
Increase (decrease) in valuation allowance	(735,773)	737,572	1,307,368
Preferential income tax rate	(7,069,673)	(6,208,364)	(4,922,088)
Entities not subject to income tax	1,624,864	2,018,962	2,100,188
Non-deductible expenses
Entertainment	1,213,569	972,624	1,225,250
Share-based compensation	3,218,514	2,633,728	1,777,829
Bad debt loss	1,058,750	462,751	1,383,597
Impairment of ETS TOEIC license	—	3,002,364	—
Changes in tax rates	429,667	—	—
Tax rate differential	1,977,043	(4,213,407)	5,629,196
Dividend withholding tax	—	11,300,000	—
Additional deduction of research and development costs	(2,309,671)	(2,805,937)	(8,489,742)
Other	44,449	202,193	1,405,832

Actual income tax expense	7,004,982	19,895,462	9,575,146

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2014	2015
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	4,644,352	10,228,873
Share of loss of equity method investments		164,021
Property and equipment, net	1,494,298	1,091,914
Allowance for doubtful accounts	1,172,108	—
Write-down of inventories	24,237	—
Accrued expenses and other payables	5,572,175	3,375,252

Total gross deferred income tax assets	12,907,170	14,860,060
Less: valuation allowance	(2,575,187)	(3,882,555)

Net deferred income tax assets	10,331,983	10,977,505
Deferred income tax liabilities:
Customer relationships	179,202	160,243
Training platform	96,869	75,734
Contract in progress	164,073	—
Total gross deferred income tax liabilities	440,144	235,977

Net deferred income tax assets	9,891,839	10,741,528

Schedule of current and non-current deferred income tax assets and liabilities

	March 31,
	2014	2015
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	8,429,138	9,490,107
Non-current deferred income tax assets, included in other assets	1,462,701	1,251,421

Net deferred income tax assets	9,891,839	10,741,528

Summary of movements of the valuation allowance

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB

Balance at the beginning of the year	1,657,524	921,751	2,575,187
Additions from Xing Wei Group acquisition	—	915,864	—
Additions of valuation allowance excluding acquisition	—	737,572	1,307,368
Reduction of valuation allowance	(735,773)	—	—

Balance at the end of the year	921,751	2,575,187	3,882,555